Equity Awards and Warrants	9 Months Ended	12 Months Ended
	Feb. 28, 2023	May 31, 2022
Equity Awards and Warrants
Equity Awards

Note 6. Equity Awards and Warrants

Approval of increase in authorized common stock

On August 31, 2022, at a special stockholders’ meeting, the Company’s stockholders approved a proposal to increase the total number of authorized shares of common stock from 1.0 billion shares to 1.35 billion shares.

Liability classified warrants

From June 24, 2022 through August 31, 2022, the Company had insufficient authorized common stock to reserve for the shares underlying the Surety Backstop warrants and warrants issued to a placement agent in connection with the June 2022 offering (refer to Private Placement of Warrants under Surety Bond Backstop Agreement and Private Placement of Common Stock and Warrants through Placement Agent sections below). After approval by the Company’s stockholders of an increase to the Company’s authorized common stock, on August 31, 2022, sufficient shares were authorized to cover the shares underlying the warrants. Given that the Company did not have a sufficient number of authorized shares for the instruments at the time they were issued, the Company accounted for such warrants issued from June 24, 2022 through August 2022 as liability classified warrants consistent with ASC 815, Derivatives and Hedging.

On December 1, 2022, the Company entered into the second amendment of the Surety Bond Backstop Agreement which included the issuance of a warrant covering up to 7.5 million shares of common stock with an exercise price of $0.10 per share, with the ultimate number of shares to be covered by the second warrant to be calculated based on a formula relating to how quickly the Company relieved the balance of cash collateral pledged by the Indemnitors (refer to Private Placement of Warrants under Surety Bond Backstop Agreement section below). On February 28, 2023, the warrant was determined to cover 7.5 million shares of common stock. As the settlement amount of shares of common stock underlying the warrant was variable, the Company accounted for such warrant as a liability classified warrant consistent with ASC 815, Derivatives and Hedging, until the number of shares underlying the warrant was determined, at which point the warrant became equity classified.

In accordance with the prescribed accounting guidance, the Company measured fair value of liability classified warrants using fair value hierarchy which include:

Level 1. Quoted prices in active markets for identical assets or liabilities.

Level 2.

Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets with insufficient volume or infrequent transactions (less active markets), or model-derived valuations in which all significant inputs are observable or can be derived principally from or corroborated with observable market data for substantially the full term of the assets or liabilities. Level 2 inputs also include non-binding market consensus prices that can be corroborated with observable market data, as well as quoted prices that were adjusted for security-specific restrictions.

Level 3.

Unobservable inputs to the valuation methodology are significant to the measurement of the fair value of assets or liabilities. These Level 3 inputs also include non-binding market consensus prices or non-binding broker quotes that the Company was unable to corroborate with observable market data.

As of February 28, 2023, in accordance with ASC 815, Derivatives and Hedging, the Company reclassified the warrants to equity when the warrants no longer qualified as liabilities. The Company recorded a loss on derivatives of approximately $8.8 million in the nine months ended February 28, 2023, due to change in fair market value of the liability classified warrants. The table below presents a reconciliation of the beginning and ending balances for liabilities measured at fair value as of May 31, 2022, and during the nine months ended February 28, 2023:

(in thousands)	Liability Classified Warrants
Balance at May 31, 2022	$—
Classified as liability due to lack of shares availability at issuance	14,522
Classified as equity upon increase in availability	(23,123)
Loss on derivative due to change in fair market value	8,601
Balance at August 31, 2022	$—
Balance at November 30, 2022	$—
Classified as liability due to variable settlement term	2,057
Classified as equity upon finalized settlement term	(2,212)
Loss on derivative due to change in fair market value	155
Balance at February 28, 2023	$—

The Company used a Black-Scholes valuation model to estimate the value of the liability classified warrants using assumptions presented in the table below. The Black-Scholes valuation model was used because management believes it reflects all the assumptions that market participants would likely consider in negotiating the transfer of the warrant. The Company’s derivative liability is classified within Level 3.

	Initial Fair Market Value at Issuance				Fair Market Value at Equity Classification
	Backstop	Backstop	Placement	Backstop	Backstop	Backstop	Placement	Backstop
	Warrant #1	Warrant #2	Agent Warrants	Warrant #3	Warrant #1	Warrant #2	Agent Warrants	Warrant #3
Fair value of underlying stock	$ 0.44	$ 0.42	$ 0.44	$ 0.35	$ 0.52	$ 0.52	$ 0.52	$ 0.32
Risk free rate	3.17%	3.06%	3.13%	3.68%	3.34%	3.31%	3.16%	4.18%
Expected term (in years)	4.65	5.00	10.00	5.00	4.46	4.88	9.82	4.76
Stock price volatility	110.20%	109.49%	95.99%	124.36%	117.29%	113.59%	95.87%	126.67%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

The Company had no liability classified warrants as of February 28, 2023.

Equity Incentive Plan (“EIP”)

As of February 28, 2023, the Company had one active stock-based equity plan, the CytoDyn Inc. Amended and Restated 2012 Equity Incentive Plan (the “EIP”), and one stock-based equity plan that is no longer active, but under which certain prior awards remain outstanding. As of May 31, 2022, the EIP covered a total of 34.3 million shares of common stock. As of May 31, 2022, the Board had released from reservation under the EIP a total of 22.0 million shares of common stock to permit their use for general purposes, leaving approximately 3.9 million shares available for future stock-based awards under the EIP. The Board also made a determination on May 31, 2022, to waive the “evergreen provision” that would have automatically increased the number of shares of common stock subject to the EIP by an amount equal to 1% of the total outstanding shares on that date. Following approval by the stockholders of the 350.0 million increase in authorized shares of common stock on August 31, 2022, the 22.0 million shares were restored for issuance under the EIP. The EIP provides for awards of stock options to purchase shares of common stock, restricted and unrestricted shares of common stock, restricted stock units (“RSUs”), and performance share units (“PSUs”).

The Company recognizes the compensation cost of employee and director services received in exchange for awards of equity instruments based on the grant date estimated fair value of the awards. The Company estimates the fair value of RSUs and PSUs using the value of the Company’s stock on the date of grant. Share-based compensation cost is recognized over the period during which the employee or director is required to provide service in exchange for the award and, as forfeitures occur, the associated compensation cost recognized to date is reversed. For awards with performance-based payout conditions, the Company recognizes compensation cost based on the probability of achieving the performance conditions, with changes in expectations recognized as an adjustment to earnings in the period of change. Any recognized compensation cost is reversed if the conditions are ultimately not met.

Stock-based compensation for the three months ended February 28, 2023 and 2022 was $0.4 million and $(0.4) million, respectively, and for the nine months ended February 28, 2023 and 2022 was $3.5 million and $4.2 million, respectively. Stock-based compensation is recorded as part of general and administrative costs.

Stock options

Stock option activity is presented in the table below:

			Weighted
			average
		Weighted	remaining	Aggregate
	Number of	average	contractual	intrinsic
(in thousands, except per share data and years)	shares	exercise price	life in years	value
Options outstanding at May 31, 2022	17,457	$1.53	7.79	$—
Granted	12,417	$0.41
Exercised	—	$—
Forfeited, expired, and cancelled	(7,783)	$1.16
Options outstanding at February 28, 2023	22,091	$1.02	8.12	$—
Options outstanding and exercisable at February 28, 2023	12,698	$1.28	7.15	$—

During the nine months ended February 28, 2023 and 2022, stock options for approximately 12.4 million shares and 11.3 million shares, respectively, were granted. Of the current year options, approximately 10.9 million options vest over four years, approximately 1.1 million vest over one year, and approximately 0.4 million vested immediately. Prior year options granted vest over three years. The Company records compensation expense based on the Black-Scholes fair value per share of the awards on the grant date. The weighted average fair value per share was $0.34 and $1.09 for the nine months ended February 28, 2023 and 2022, respectively.

RSUs and PSUs

The Company’s stock incentive plan provides for equity instruments, such as RSUs and PSUs, which grant the right to receive a specified number of shares over a specified period of time. RSUs and PSUs are service-based awards that vest according to the terms of the grant. PSUs have performance-based payout conditions.

The following table summarizes the Company’s RSU and PSU activity:

	Number of	Weighted-average	remaining contractual
(shares in thousands)	RSUs and PSUs (1)	grant date fair value	life in years
Unvested RSUs and PSUs at May 31, 2022	300	$3.12	0.58
RSUs and PSUs granted	1,293	0.58
Unvested RSUs and PSUSs forfeited	(150)	3.12
RSUs and PSUs vested	(150)	3.12
Unvested RSUs and PSUs at February 28, 2023	1,293	$0.58	1.04
(1)	The number of PSUs disclosed in this table are at the target level of 100%.

The unvested balance of RSUs and PSUs as of February 28, 2023 includes approximately 0.6 million PSUs. The vesting of these awards is subject to the achievement of specified performance-based conditions, and the actual number of common shares that will ultimately be issued will be determined by multiplying this number of PSUs by a payout percentage ranging from 0% to 100%.

Based on the estimated level of achievement of the performance targets associated with the PSUs as of February 28, 2023, unrecognized compensation expense related to the unvested portion of the Company’s RSUs and PSUs was $0.4 million, which is expected to be recognized over a weighted-average period of 1.04 years.

Issuance of shares to former and current executives

During the fiscal year ended May 31, 2022, the employment of our CEO and General Counsel was terminated. Under the terms of their respective employment agreements, the Company was obligated to pay severance equal to 18 months of salary to our former CEO and 12 months of salary to our former General Counsel. As permitted by the employment agreements, in March 2022, the Board authorized the severance payments to our former CEO and the remaining severance payments to our former General Counsel to be made through the issuance of shares of common stock.

During the nine months ended February 28, 2023, the Company issued to our former General Counsel a total of 79,391 shares of common stock to satisfy in full its obligation under the terms of the employment agreement. During the same period, consistent with the terms of our former CEO’s employment agreement, the Company also issued 380,704 shares of common stock as severance. The numbers of shares issued were based on the closing price of the common stock on the applicable date. As of December 2022, the Company ceased payment of severance to the Company’s former CEO.

In order to preserve cash resources, in April 2022, the Board approved the issuance to then executive officers of shares of common stock with a value equal to 25 percent of salary in lieu of cash, net of payroll deductions and withholding taxes. During the nine months ended February 28, 2023, a total of 522,382 shares of common stock were issued pursuant to this cash preservation program. The number of shares issued was based on the closing price of the common stock on each payroll date.

Private placement of warrants under Surety Bond Backstop Agreement

On February 14, 2022, the Company entered into a Surety Bond Backstop Agreement (as amended, the “Backstop Agreement”) with an accredited investor, Dr. David Welch, in his individual capacity and as trustee of a revocable trust, as well as certain other related parties (collectively, the “Indemnitors”). Pursuant to the original terms of the Backstop Agreement, the Indemnitors agreed to assist the Company in obtaining a surety bond (the “Surety Bond”) for posting in connection with the Company’s ongoing litigation with Amarex Clinical Research, LLC ("Amarex”) by, among other things, agreeing to indemnify the issuer of the Surety Bond (the “Surety”) with respect to the Company’s obligations under the Surety Bond through August 13, 2022. As consideration for the Indemnitors’ agreement to indemnify the Surety, the Company agreed (i) to issue to 4-Good Ventures LLC, an affiliate of the Indemnitors (“4-Good”), a warrant for the purchase of 15.0 million shares of common stock as a backstop fee (the “Initial Warrant”), (ii) to issue to 4-Good a warrant for the purchase of an additional 15.0 million shares, to be exercisable only if the Indemnitors were required to make any payment to the Surety (the “Make-Whole Warrant” and, together with the Initial Warrant, the “4-Good Warrants”), and (iii) if the Indemnitors are required to make a payment to the Surety, (A) within 90 days of such payment, to reimburse the Indemnitors for any amount paid to the Surety and (B) to pay to the Indemnitors an indemnification fee in an amount equal to 1.5 times the amount paid by the Indemnitors to the Surety. The payment obligations of the Company to the Indemnitors bear interest at 10% per annum and are secured by substantially all of the patents held by the Company. The Company recognized a finance charge of approximately $6.6 million related to the warrant issuance for the fiscal year ended May 31, 2022. See Liability Classified Warrants above for the accounting treatment of the July 2022 amendment to the Backstop Agreement.

Pursuant to amendments to the Backstop Agreement executed in July and December of 2022 (the “Backstop Amendment”), among other matters: (i) each of the 4-Good Warrants has a five-year term from the date of issuance and a reduced exercise price of $0.10 per share; (ii) the Make-Whole Warrant became fully exercisable in July 2022; (iii) the Indemnitors were issued, in December 2022, a fully exercisable warrant to purchase 7.5 million shares of common stock at an exercise price of $0.10 per share; (iv) the Indemnitors were issued a second warrant in December 2022 covering up to 7.5 million shares of common stock with an exercise price of $0.10 per share, with the ultimate number of shares to be covered by the second warrant to be calculated on or before February 14, 2023, based on a formula relating to how quickly the Company relieved the balance of cash collateral pledged by the Indemnitors; and (v) the obligation of the Indemnitors to indemnify the Surety was extended to January 31, 2023; provided that the Company will relieve the Indemnitors of a minimum of $1.5 million of cash collateral currently pledged by the Indemnitors in support of the Surety Bond by January 5, 2023, with the balance of the cash collateral ($5.0 million) to be relieved by January 31, 2023. The Indemnitor extended the amount and date to be relieved of the cash collateral to $5.1 million by February 28, 2023, and $1.4 million by March 10, 2023. As of February 28, 2023, the second warrant was determined to cover the full 7.5 million shares of common stock; see Liability Classified Warrants above for the accounting treatment of this warrant. The Company recorded a finance charge of approximately $4.9 million related to the warrant issuance in the nine months ended February 28, 2023. The Company recorded $5.1 million of restricted cash in connection with cash collateral for the Surety Bond as of February 28, 2023. See Note 11, Subsequent Events for additional information.

Except as described above, the terms of the additional warrants issued in December 2022 are similar to the warrants issued under the original Backstop Agreement, filed as Exhibit 4.1 to the Company’s Current Report on Form 8-K filed on February 17, 2022. The shares covered by the additional warrants are entitled to registration rights.

Following the issuance of the additional warrants, Dr. Welch is deemed to beneficially own in excess of five percent of the Company’s outstanding shares of common stock.

Private placement of common stock and warrants through placement agent

In April 2022, the Company initiated a private placement of common stock and warrants, completed in June 2022, to accredited investors through a placement agent. Between April and June 2022, the Company sold a total of approximately 85.4 million shares of common stock for a total of approximately $18.9 million of proceeds, net of issuance costs. Of these, approximately $7.7 million of proceeds, net of issuance costs, relating to approximately 34.6 million shares were remitted to the Company by May 31, 2022. Each unit sold included a fixed combination of one share of common stock and three-quarters of one warrant to purchase one share of common stock for a purchase price of $0.255 per unit. The Company issued approximately 64.0 million of immediately exercisable warrants to investors, with each such warrant having a five-year term and an exercise price of 120% of the final unit price, or $0.306 per share. The Company paid the placement agent a total cash fee of approximately $2.8 million, equal to 13% of the gross proceeds of the offering, as well as a one-time fee for expenses of $50,000, and issued a total of approximately 19.4 million warrants with an exercise price of $0.255 per share and a ten-year term, representing 13% of the total number of shares, including shares subject to warrants sold in the offering, to the placement agent and its designees. The issuance of the warrants to the placement agent was subject to the approval by the Company’s stockholders of an increase in authorized shares of common stock, which was approved on August 31, 2022.

In January 2023, the Company commenced a private placement of units consisting of common stock and warrants, completed March 3, 2023, to accredited investors through a placement agent. Each unit sold included a fixed combination of one share of common stock and one warrant to purchase one share of common stock. Each unit had a purchase price of $0.23, which was equal to 90% of the closing price of the common stock on January 12, 2023. During January, February and March 2023, the Company sold a total of approximately 71.1 million units for a total of approximately $14.4 million of proceeds, net of issuance costs. Of these, approximately $13.3 million of proceeds, net of issuance costs, relating to approximately 65.6 million units had been remitted to the Company by February 28, 2023. The Company classified the securities issued in the private placement through placement agent as equity. The remaining $1.1 million proceeds net of issuance costs was received in March see Note 11, Subsequent events. As part of the offering, the Company issued approximately 71.1 million warrants to investors, with each such warrant having a five-year term and an exercise price of $0.50 per share. The warrants were immediately exercisable. In connection with the above, the Company paid the placement agent a total cash fee of approximately $2.0 million, equal to 12% of the gross proceeds of the offering, as well as a one-time fee for expenses of $25 thousand, and issued a total of approximately 10.7 million warrants with an exercise price of $0.23 per share and a ten-year term, representing 15% of the total number of common stock sold in the offering, to the placement agent and its designees.

Private placement of shares of common stock and warrants

On February 13, 2023, Cyrus Arman, President, entered into a private transaction with the Company in which he purchased 0.4 million units consisting of one share of common stock and one warrant to purchase one share of common stock at an exercise price of $0.50. The terms and conditions of the investment totaling $0.1 million made by Dr. Arman were identical to those offered to other investors in the concurrent offering being conducted through a placement agent as described above. The Company classified the securities issued in private placement as equity. See Note 10, Related Party Transactions, for additional information.

Down round provision issuance and modification to previous private offerings and private warrant exchanges

During the three months ended August 31, 2022, common stock and warrants previously issued between February and April 2022 to accredited investors directly by the Company in a private placement became subject to a down round provision under the original purchase agreements requiring the Company to reduce the purchase price of common stock from the original price of $0.40 to $0.255 per share, to increase the percentage of the warrant coverage from 50% to 75% based on the revised amount of total shares issued, and to reduce the exercise price of the warrants from the original price of $0.40 to $0.306, the terms in the financing conducted by the Company during 2022 through the placement agent as described above. As a result, an approximate additional 4.6 million shares of common stock and 5.5 million warrants were issued. The incremental fair value of the warrants were measured using the Black-Scholes pricing model, resulting in an approximately $4.2 million charge to additional paid-in capital which was accounted for as a deemed dividend.

During the three months ended February 28, 2023, common stock previously issued November 2022 to accredited investors directly by the Company in a private warrant exchange became subject to a down round provision under the original induced exercise agreements as a result of the transaction described below under Private Warrant Exchanges through Placement Agent. The required adjustments resulted in the issuance of approximately 0.5 million additional shares of common stock. The incremental fair value of the shares were measured using the share price on the date the down round provision was triggered, resulting in an approximately $0.1 million charge to additional paid-in capital which was accounted for as a deemed dividend.

Warrants

Warrant activity is presented in the table below:

			Weighted
			average
		Weighted	remaining	Aggregate
	Number of	average	contractual	intrinsic
(in thousands, except for share data and years)	shares	exercise price	life in years	value
Warrants outstanding at May 31, 2022	73,248	$0.59	3.18	$352
Granted	119,022	$0.25
Exercised	(4,965)	$0.75
Forfeited, expired, and cancelled	(7,412)	$0.75
Warrants outstanding at February 28, 2023	179,893	$0.33	4.39	$12,245
Warrants outstanding and exercisable at February 28, 2023	179,893	$0.33	4.39	$12,245

Private warrant exchanges

During the three months ended November 30, 2022, the Company entered into various separate privately negotiated warrant exchange agreements directly with certain accredited investors, pursuant to which the investors exercised warrants with an original exercise price of $1.00 per share in exchange for the issuance of approximately 9.7 million shares of common stock upon exercise of the warrants, including approximately 8.4 million shares issued as an inducement for the exercises. Gross and net aggregate proceeds from the private warrant exchanges were approximately $2.1 million. In connection with these transactions, the Company recognized approximately $2.1 million as issuance costs and $0.5 million as a deemed dividend.

Private warrant exchanges through placement agent

During the three months ended February 28, 2023, the Company entered into various separate privately negotiated warrant exchange agreements with certain accredited investors through a placement agent, pursuant to which the investors exercised warrants with an original exercise price of $0.50 – $0.75 per share in exchange for the issuance of approximately 3.4 million shares of common stock upon exercise of the warrants, including approximately 0.6 million shares issued as an inducement for the exercises. Gross and net aggregate proceeds from the private warrant exchanges were approximately $0.7 million. In connection with these transactions, the Company recognized approximately $0.1 million as issuance costs.

Warrant expiration extension

During the nine months ended February 28, 2023, the Company extended the expiration dates of approximately 3.8 million warrants to January 31, 2023. The previous expiration dates for the warrants ranged from September 2022 to December 2022. The modification to these equity instruments resulted in an approximate $0.5 million deemed dividend recorded in equity as of November 30, 2022, and was included in the loss per share calculation for the nine-month period ended February 28, 2023 (refer to Note 7, Loss per Common Share).

Warrant exercises

During the nine months ended February 28, 2023, the Company issued approximately 0.5 million shares of common stock in connection with the exercise of an equal number of warrants. The stated exercise prices ranged from $0.45 to $0.75 per share, which resulted in aggregate gross proceeds of approximately $0.3 million. Additionally, during the nine months ended February 28, 2023, the Company issued approximately 0.2 million shares of common stock in connection with the cashless exercise of approximately 0.3 million warrants with stated exercise prices ranging from $0.26 to $0.50 per share.

Note 7. Equity Awards

Stock option and warrant activity is presented in the table below:

			Weighted
			average
		Weighted	remaining	Aggregate
	Number of	average	contractual	intrinsic
(in thousands, except per share data)	shares	exercise price	life in years	value
Options and warrants outstanding at May 31, 2021	60,774	$0.95	4.37	$68,061
Granted	50,205	$0.72
Exercised	(5,677)	$0.71
Forfeited, expired, and cancelled	(14,597)	$1.36
Options and warrants outstanding at May 31, 2022	90,705	$0.77	4.06	$352
Options and warrants outstanding and exercisable at May 31, 2022	82,918	$0.69	3.61	$352

	Years ended May 31,
(in thousands)	2022	2021
Option and warrant exercises:
Number of options and warrants exercised	5,677	75,735
Cash received	$6,816	$38,327
Aggregate intrinsic value	$5,815	$298,891

The fair value of the equity awards granted is estimated using the Black-Scholes option-pricing model based on the closing stock prices at the grant date and the assumptions specific to the underlying award. Expected volatility assumptions are based on the historical volatility of the Company’s common stock. The expected term assumption is based on the contractual and vesting term of the equity award. The risk-free interest rate is based on the U.S. Treasury yield curve with a maturity equal to the expected life assumed at the grant date. The following table summarizes the assumptions used in the determination of fair value:

	Years ended May 31,
	2022	2021
Expected Volatility	94.3% - 122.0%	80.3% - 127.8%
Weighted-Average Volatility	104.89%	84.86%
Expected Dividends	—%	—%
Expected Term (In years)	1.5 - 6.0	2.5 - 6.0
Risk-Free Rate	1.67%	0.45%

In fiscal year ended May 31, 2022, and 2021, stock-based compensation expense related to equity instruments totaled $6.2 million and $8.8 million, respectively; stock-based compensation expense is presented in general and administrative expense in the Company’s consolidated statements of operations. The grant date fair value of options and warrants vested during the same periods was approximately $3.9 million, and $4.7 million, respectively. As of May 31, 2022, there was approximately $6.5 million of unrecognized compensation expense related to share-based payments for unvested options, which is expected to be recognized over a weighted-average period of approximately 1.18 years. Stock-based compensation expense for the year ended May 31, 2022 included approximately $1.6 million of forfeitures of unvested equity awards related to the termination of the Company’s former CEO.

For the year ended May 31, 2022, approximately $6.6 million of stock-based compensation expense related to 15 million warrants issued under the Backstop Agreement is recorded as a finance charge in the accompanying consolidated statement of operations.

Equity Incentive Plan

As of May 31, 2022, the Company had one active equity incentive plan, the CytoDyn Inc. Amended and Restated 2012 Equity Incentive Plan (the “2012 Plan”), and one inactive equity incentive plan, the CytoDyn Inc. 2004 Stock Incentive Plan (the “2004 Plan”) under which certain previously issued awards remain outstanding (together referred to as the “Incentive Plans”). The 2012 Plan contains an “evergreen provision” whereby the total number of shares available to be issued automatically increases annually on the first day of each fiscal year in an amount equal to 1.0% of the total outstanding shares on the last day of the prior fiscal year, unless the Board determines otherwise before the fiscal year end. As of May 31, 2022, the 2012 Plan covered a total of 56.3 million shares of common stock.

By action taken on February 21, 2022, and May 23, 2022, the Board released 15.0 million and 7.0 million shares of common stock, respectively, from reservation under the 2012 Plan to permit their use for general purposes, leaving approximately 3.9 million shares available for future stock-based grants under the 2012 Plan as of May 31, 2022. As of May 31, 2022, the Board also made a determination to waive the “evergreen provision” that would have automatically increased the number of shares subject to the 2012 Plan effective June 1, 2022, by an amount equal to 1% of the total outstanding shares on May 31, 2022. The Board has called a special meeting of stockholders to be held on August 31, 2022, to vote on an amendment to the Company’s Certificate of Incorporation to increase the total number of shares of common stock authorized for issuance by 350 million shares. If the proposal is approved by the stockholders, the Board intends to restore the 22 million shares reserved for future awards under the 2012 Plan.

Stock Options and Other Equity Awards

During the fiscal year ended May 31, 2022, the Company granted stock options, covering a total of approximately 3.0 million shares of common stock to non-executive employees and consultants, with exercise prices ranging between $0.43 and $2.23 per share. These stock option awards vest annually over three years, with a ten-year term and grant date fair values ranging between $0.33 and $1.71 per share. During the same period, the Company also issued approximately 0.5 million shares of common stock in connection with the exercise of stock options. The stated exercise prices ranged from $0.63 to $1.06 per share which resulted in aggregate gross proceeds of approximately $0.4 million to the Company. As of May 31, 2022 and 2021, approximately 9.9 million and 12.8 million vested stock options and approximately 7.5 million and 5.8 million unvested stock options were outstanding, respectively.

In January 2020, the Company awarded approximately 11.7 million performance shares to certain of its directors and executive officers outside of the 2012 Plan (“January 2020 Performance Shares”) with awards vesting and be settled in shares of common stock of the Company if the Company achieved FDA Breakthrough Therapy designation for cancer within six months of the award date, among other things. The awards were forfeited on July 28, 2020 when the performance conditions were not met.

In July 2020, the Company awarded approximately 0.3 million shares of common stock to Nader Z. Pourhassan, Ph.D., Chief Executive Officer at that time, of which approximately 0.2 million were tendered back to the Company to cover income tax withholding requirements. The Company recorded approximately $1.6 million in stock compensation expense.

In September 2020, the Company issued to its executives non-qualified stock options covering 3.35 million shares of common stock, time-vesting restricted stock units (“RSUs”) covering 1.12 million shares of common stock, and performance-based stock units (“PSUs”) covering 4.35 million shares of common stock. The RSUs vest equally over three years, and the PSUs vest over the fiscal year ending May 31, 2021 only if certain performance conditions set forth in the awards are met. The options vest equally over three years. The issuance of common stock underlying the PSUs granted for performance in fiscal year ending May 31, 2021 are subject to the Compensation Committee’s determination if certain performance conditions set forth in the awards are met.

During the fiscal year ended May 31, 2022, the Company issued approximately 0.4 million shares of common stock to executives in connection with the time-based vesting of RSUs granted in June Additionally, the Company issued approximately 0.4 million shares of common stock in connection with the vesting of PSUs awarded in June 2020. The PSUs are subject to the Compensation Committee’s determination of the level of achievement of performance conditions set forth in the respective award agreements. Of the 4.35 million of original PSU awards, approximately 3.9 million PSUs were forfeited. Further, certain members of management received a total of approximately 0.2 million shares of fully vested shares of common stock in lieu of a portion of their cash bonus for services in fiscal year 2021.

In order to preserve cash resources, in April 2022, the Board of Directors approved the issuance to executive officers of shares of common stock with a value equal to 25 percent of salary in lieu of cash, net of payroll deductions and withholding taxes. During the fiscal year ended May 31, 2022, a total of 317,441 shares of common stock were issued pursuant to this cash preservation program. The number of shares issued was based on the closing price of the common stock on each payroll date.

Private Offerings of Shares of Common Stock and Warrants Directly by the Company

In private placements to accredited investors conducted directly by the Company during the period from August 2021 through April 2022, the Company issued a total of approximately 26.7 million shares of common stock, together with warrants, to purchase a total of approximately 8.9 million shares of common stock. The warrants have a five-year term and are immediately exercisable. The securities were issued with a combined purchase price of between $0.40 and $1.80 per fixed combination of one share of common stock and one quarter of one warrant to purchase one share of common stock. The total proceeds were $23.6 million. Together with the common stock offering through a placement agent described below, in which the Company issued 11.4 million shares of common stock, the Company issued 38.1 million shares of common stock in the year ended May 31, 2022.

In connection with the private placements to accredited investors described above, certain accredited investors who participated in previous private placements purchased 8.8 million shares of common stock, together with warrants with exercise prices ranging from $0.40 to $1.00 per share, to purchase a total of approximately 4.1 million shares of common stock. In connection with these purchases, the Company modified agreements related to issuances in the previous private placement, effectively lowering the purchase price of common shares, lowering the exercise price of the underlying warrants, and increasing the warrant coverage on the common stock purchased, resulting in the issuance of an additional 2.3 million shares of common stock and 0.9 million warrants with exercise prices of $0.45 to $1.00 per share. As the result of these modifications, the Company recorded inducement interest expense of approximately $1.5 million in the year ended May 31, 2022.

Additionally, during the fiscal year ended May 31, 2022, the Company entered into privately negotiated warrant exchange agreements with certain accredited investors, pursuant to which the investors purchased shares of common stock at exercise prices ranging from $0.45 to $1.00 per share. The Company issued approximately 3.5 million shares of common stock under the original warrants, as well as additional shares as an inducement to equity holders to exercise their warrants, for a total of approximately 7.9 million shares of common stock. In connection with these transactions, the Company recognized $5.2 million of inducement interest expense in the year ended May 31, 2022. The total proceeds were $5.4 million.

In February 2022, the Company issued to a third-party consultant, as consideration for services, a warrant to purchase 25,000 shares of common stock at an exercise price of $1.04 per share and with a term expiring on December 6, 2031. The warrant is fully vested as to 15,000 shares with the remainder vesting on December 6, 2022, subject to forfeiture if the consultant ceases to provide services to the Company prior to that date. The Company recognized $14 thousand in stock-based compensation related to this award in the year ended May 31, 2022.

Legal Settlement Issuances

During the fiscal year ended May 31, 2022, the Company settled a dispute with a placement agent in part by the issuance of warrants covering 1.6 million shares of common stock that expire in seven years and have a stated exercise price of $0.40 per share. The expense is presented as part of the legal settlement expense in the accompanying consolidated statement of operations and consists of a $0.2 million cash payment and $1.7 million of non-cash expense related to the issuance of warrants.

Private Warrant Exchanges

During the fiscal year ended May 31, 2021, the Company also entered into private warrant exchanges in which certain accredited investors purchased shares of common stock at a reduced warrant exercise price ranging from $0.21 to $0.90 per share as compared to the original stated exercise prices ranging from $0.30 to $1.50 per share. The Company issued a total of approximately 35.8 million shares of common stock upon the exercise of exchanged warrants, and approximately 0.4 million additional shares as an inducement to exercise warrants, for a total of approximately 36.2 million shares. Of these shares, 34.9 million shares were issued in exchange for 32.6 million warrants to purchase common stock. Aggregate gross proceeds from the private warrant exchanges were approximately $16.2 million, after total offering costs of approximately $0.5 million. In connection with these transactions, the Company recognized approximately $14.0 million in non-cash inducement interest expense.

For the year-ended May 31, 2022 the Company recorded non-cash inducement interest expense of approximately $6.7 million in connection with the private warrant exchanges. For the fiscal year-ended May 31, 2021 the Company recorded non-cash inducement interest expense totaling approximately $13.9 million in connection with the private warrant exchanges.

Private Placement of Warrants under Surety Bond Backstop Agreement

On February 14, 2022, the Company entered into a Surety Bond Backstop Agreement (the “Backstop Agreement”) with an accredited investor in his individual capacity and as trustee of a revocable trust, as well as certain other related parties (collectively, the “Indemnitors”). Pursuant to the Backstop Agreement, the Indemnitors agreed to assist the Company in obtaining a surety bond (the “Surety Bond”) for posting in connection with the Company’s ongoing litigation with Amarex Clinical Research, LLC ("Amarex”) by, among other things, agreeing to indemnify the issuer of the Surety Bond (the “Surety”) with respect to the Company’s obligations under the Surety Bond through August 13, 2022. As consideration for the Indemnitors’ agreement to indemnify the Surety, the Company agreed (i) to issue to 4-Good Ventures LLC, an affiliate of the Indemnitors (“4-Good”), a warrant for the purchase of 15,000,000 shares of common stock as a backstop fee (the “Initial Warrant”), (ii) to issue to 4-Good a warrant for the purchase of an additional 15,000,000 shares, to be exercisable only if the Indemnitors are required to make any payment to the Surety (the “Make-Whole Warrant” and, together with the Initial Warrant, the “4-Good Warrants”), and (iii) if the Indemnitors are required to make a payment to the Surety, (A) within 90 days of such payment, to reimburse the Indemnitors for any amount paid to the Surety and (B) to pay to the Indemnitors an indemnification fee in an amount equal to 1.5 times the amount paid by the Indemnitors to the Surety. The payment obligations of the Company to the Indemnitors will bear interest at 10% per annum and are secured by substantially all of the patents held by the Company. The Company recognized a finance charge of approximately $6.6 million related to the warrant issuance for the year ended May 31, 2022.

Pursuant to an amendment to the Backstop Agreement executed on July 18, 2022 (the “Backstop Amendment”), (i) the obligation of the Indemnitors to indemnify the Surety was extended from August 13, 2022 to November 15, 2022, (ii) each of the 4-Good Warrants has a five-year term from the date of issuance and an exercise price of $0.20 per share (reduced from $0.30 per share), (iii) the Make-Whole Warrant was amended to be fully exercisable immediately, (iv) the deadline for the Company to use its commercially reasonable efforts to file a Registration Statement on Form S-3 with the Securities and Exchange Commission (the “SEC”) that is intended to register for resale the shares underlying the 4-Good Warrants was extended to December 31, 2022, (v) the Indemnitors and 4-Good agreed to waive the requirement to reserve for issuance the shares subject to the Make-Whole Warrant pending stockholder approval of an increase in the authorized shares of common stock and (vi) upon the exercise in full of the 4-Good Warrants, the Company agreed to take reasonable steps to cause the Indemnitors to be released from their indemnity obligations by an amount equal to the exercise proceeds.

Private Placement of Common Stock and Warrants through Placement Agent

During the fiscal year ended May 31, 2022, the Company conducted two private placements of common stock and warrants to accredited investors through a placement agent. The first private placement was completed on November 24, 2021, resulting in the issuance of a total of approximately 11.4 million shares, together with warrants to purchase a total of approximately 5.0 million shares. The securities were issued at a purchase price of $1.00 per fixed combination (unit) of one share of common stock and three-tenths of one warrant to purchase one share of common stock, for aggregate gross and net proceeds to the Company of approximately $11.4 million and $10.0 million, respectively. The Company paid the placement agent a cash fee equal to 12% of the gross proceeds of the offering, or approximately $1.4 million, as well as a one-time non-accountable expense fee of $50,000. The Company also issued warrants to the placement agent or its designees to purchase a total of 1.4 million shares, representing 12% of the total number of shares sold in the offering. The warrants are fully exercisable and have an exercise price of $1.00 per share and a 10-year term.

The second private placement conducted through a placement agent during the fiscal year ended May 31, 2022, began in April 2022 and was completed on June 24, 2022. As of May 31, 2022, the Company had sold a total of 34.6 million units, with each unit comprising a fixed combination of one share of common stock and three-quarters of one warrant to purchase one share of common stock for a purchase price of $0.255 per unit, for gross proceeds of $8.8 million and net proceeds of $7.6 million. The warrants issued to investors in the private placement have a five-year term and an exercise price of 120% of the final unit price, or $0.30 per share, and are immediately exercisable. The Company agreed to pay the placement agent a cash fee in an amount equal to 13% of the gross proceeds of the offering, as well as a one-time non-accountable expense fee of $50,000, and to issue to the placement agent or its designees warrants with an exercise price of $0.255 per share and a 10-year term to purchase shares of common stock equal to 13% of the total number of shares, including shares subject to warrants, sold in the offering. The issuance of the warrants is subject to the approval by the Company’s stockholders of an increase in authorized shares of common stock. The Board has called a special meeting of stockholders to be held on August 31, 2022, to vote on an amendment to the Company’s Certificate of Incorporation to increase the total number of shares of common stock authorized for issuance by 350 million shares.

Also refer to Note 13, Subsequent Events - Private Placement of Common Stock and Warrants through Placement Agent.

Payment of Severance to Former Executive Officers in Common Stock

During the fiscal year ended May 31, 2022, the Board terminated the employment of our CEO and General Counsel. Under the terms of their respective employment agreements, the Company was obligated to pay severance equal to 18 months of salary to our former CEO and 12 months of salary to our former General Counsel. As permitted by the employment agreements, in March 2022, the Board authorized the severance payments to our former CEO and the remaining severance payments to be made to our General Counsel to be made through the issuance of shares of common stock. On March 25, 2022, the Company issued 908,418 shares to our former CEO in satisfaction of our obligation to make an initial lump sum payment equal to 12 months’ salary, subject to tax withholding and other payroll deductions. As of May 31, 2022, a total of 155,612 shares had been issued to our former General Counsel in satisfaction of our obligation to pay $12,500 in severance each payroll period, net of tax withholding and other payroll deductions. The number of shares issued was based on the closing price of the Common Stock on each payroll date.

Warrants

During the fiscal year ended May 31, 2022, the Company issued approximately 1.4 million shares of common stock in connection with the exercise of an equal number of warrants. The stated exercise prices ranged from $0.45 to $1.35 per share, which resulted in aggregate gross proceeds of approximately $1.0 million. Additionally, during the fiscal year ended May 31, 2022, the Company issued approximately 0.2 million shares of common stock in connection with the cashless exercise of approximately 0.3 million warrants with stated exercise prices ranging from $0.40 to $0.83. In connection with various private warrant exchange agreements during the fiscal year ended May 31, 2022, the Company issued approximately 7.9 million shares of common stock in connection with the exercise of approximately 3.5 million warrants.